RELATED PARTY TRANSACTIONS - Founder Shares (Details)						9 Months Ended
	Nov. 19, 2021 D $ / shares	Nov. 16, 2021 USD ($) D $ / shares shares	Mar. 30, 2021 USD ($) shares	Mar. 29, 2021 shares	Mar. 20, 2021 USD ($) shares	Sep. 30, 2023 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 shares
Class A common stock
RELATED PARTY TRANSACTIONS
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares	$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		30
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		20
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days
Class F common stock
RELATED PARTY TRANSACTIONS
Number of shares issued				8,625,000
Common shares, shares outstanding						6,900,000	6,900,000	6,900,000
Sponsor
RELATED PARTY TRANSACTIONS
Value of shares issued | $							$ 25,000
Sponsor | Class F common stock
RELATED PARTY TRANSACTIONS
Number of shares forfeited		1,900,000
Value of forfeited shares | $		$ 0
Directors
RELATED PARTY TRANSACTIONS
Value of shares issued | $							$ 700
Directors | Class F common stock
RELATED PARTY TRANSACTIONS
Value of shares issued | $		$ 700
Number of shares issued		175,000
Founder Shares
RELATED PARTY TRANSACTIONS
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	150 days
Founder Shares | Class F common stock
RELATED PARTY TRANSACTIONS
Value of shares issued | $			$ 25,000
Number of shares issued			8,625,000
Common shares, shares outstanding						6,900,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders						41.20%
Founder Shares | Sponsor
RELATED PARTY TRANSACTIONS
Value of shares issued | $					$ 25,000
Number of shares issued					8,625,000
Number of shares forfeited		1,900,000
Value of forfeited shares | $		$ 0
Founder Shares | Sponsor | Class F common stock
RELATED PARTY TRANSACTIONS
Value of shares issued | $			$ 25,000
Number of shares issued			8,625,000	8,625,000
Number of shares forfeited		1,900,000
Value of forfeited shares | $		$ 0
Founder Shares | Directors
RELATED PARTY TRANSACTIONS
Value of shares issued | $		$ 700
Number of shares issued		175,000
Founder Shares | Directors | Class F common stock
RELATED PARTY TRANSACTIONS
Value of shares issued | $		$ 700
Number of shares issued		175,000